Investments - Fixed Maturity Amortized Cost and Fair Value, by Contractual Maturity (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Amortized Cost
One year or less	$ 1,320.1	$ 896.0
Over one year through five years	8,186.3	8,179.0
Over five years through ten years	10,273.7	10,136.9
Over ten years	5,547.6	5,333.4
Total fixed maturities with contractual maturity dates	25,327.7	24,545.3
Total fixed maturities, amortized cost	30,486.7	29,599.2	$ 28,097.5
Fair Value
One year or less	1,317.4	895.9
Over one year through five years	8,112.6	8,275.6
Over five years through ten years	10,067.8	10,346.4
Over ten years	5,575.5	5,730.3
Total fixed maturities with contractual maturity dates	25,073.3	25,248.2
Fixed maturities, at fair value	30,124.5	30,281.3	28,312.0
Residential mortgage-backed securities
Amortized Cost
Total fixed maturities, amortized cost	2,520.1	2,516.0	2,633.1
Fair Value
Fixed maturities, at fair value	2,426.2	2,472.8	2,584.6
Commercial mortgage-backed securities
Amortized Cost
Total fixed maturities, amortized cost	769.1	795.0	920.5
Fair Value
Fixed maturities, at fair value	755.6	795.7	916.8
Collateralized loan obligations
Amortized Cost
Total fixed maturities, amortized cost	1,099.4	1,128.1	1,198.7
Fair Value
Fixed maturities, at fair value	1,105.5	1,146.6	$ 1,213.6
Other asset-backed securities
Amortized Cost
Total fixed maturities, amortized cost	770.4	614.8
Fair Value
Fixed maturities, at fair value	$ 763.9	$ 618.0